Organization and Operations - General information (Details) $ in Thousands	Jun. 30, 2019 m³	Apr. 01, 2019 USD ($) m³	Nov. 14, 2018 USD ($) m³	Apr. 26, 2018 USD ($) m³	May 12, 2014 item
Organization and Operations
Number of LNG carriers acquired on IPO | item					3
GAS-twelve Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%	100.00%
LNG Cargo capacity (in cbm) | m³	174,000	174,000
Aggregate purchase price | $		$ 214,000
GAS-fourteen Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%			100.00%
LNG Cargo capacity (in cbm) | m³	174,000			174,000
Aggregate purchase price | $				$ 207,000
GAS-twenty seven Ltd.
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%		100.00%
LNG Cargo capacity (in cbm) | m³	170,000		170,000
Aggregate purchase price | $			$ 207,400
GasLog Ltd.
Organization and Operations
General partner interest in GasLog Partners	2.00%
GasLog Ltd. | GasLog Partners LP
Organization and Operations
Ownership interest in subsidiary (in percent)	35.00%
General partner interest in GasLog Partners	2.00%
GasLog Ltd. | General partner
Organization and Operations
Ownership interest in subsidiary (in percent)	100.00%